Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Net Income per Share (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	$ 2,812	¥ 18,301	¥ 11,632	¥ 33,664
Accretion of redeemable noncontrolling interests	3	17	(557)	(329)
Numerator for EPS computation	$ 2,815	¥ 18,318	¥ 11,075	¥ 33,335